Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of other assets [abstract]
Accrued interest	[1]	$ 5,352	$ 4,907
Accounts receivable and prepaids	[1]	2,118	2,456
Current tax assets	[1]	2,374	2,743
Margin deposits on derivatives	[1]	9,976	12,254
Segregated fund assets	[1]	1,231	1,468
Pension assets (Note 29)	[1]	684	936
Receivable from brokers, dealers and clients	[1]	3,244	4,142
Other	[1]	5,322	6,278
Total	[1],[2]	$ 30,301	$ 35,184

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.